Investments	6 Months Ended
Jun. 30, 2021
Disclosure of investments accounted for using equity method [text block] [Abstract]
INVESTMENTS

4. INVESTMENTS

	30 June 2021
	Amortized Cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
	USD ’000	USD ’000	USD ’000	USD ’000

Unquoted bonds*	2,972	-	-	2,972
Quoted bonds	-	404,026	-	404,026
Quoted funds and alternative investments	-	-	11,174	11,174
Quoted equities**	-	17,600	14,339	31,939
Unquoted equities***	-	6,783	-	6,783
Expected credit losses and impairment	(397)	-	-	(397)
	2,575	428,409	25,513	456,497

	31 December 2020
	Amortized Cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
	USD ’000	USD ’000	USD ’000	USD ’000

Unquoted bonds*	3,103	-	-	3,103
Quoted bonds	-	390,918	-	390,918
Quoted funds and alternative investments	-	-	9,791	9,791
Quoted equities**	-	14,935	12,989	27,924
Unquoted equities***	-	6,748	-	6,748
Expected credit losses and impairment	(397)	-	-	(397)
	2,706	412,601	22,780	438,087

The movement on the expected credit losses and impairment provision for the bonds at amortized cost is as follows:

	30 June 2021	31 December 2020
	USD ’000	USD ’000

Opening balance	397	268
Addition of provision for investment in debt securities	-	129
Ending balance	397	397

The addition of allowance for bonds at FVTOCI for the period ended 30 June 2021 of USD 32 thousand (note 13) does not change the carrying amount of these investments (which are measured at fair value but gives rise to an equal and opposite gain in OCI).

*	The Group has an investment in an unquoted bond denominated in JOD (USD pegged currency) issued by ’Specialized Investment Compound Co.,’ a local company based in Jordan, which had an original maturity date of 22 February 2016. However, this company is currently under liquidation, due to which 85% of the original bond holdings with a nominal value amounting to USD 1,236 thousand were not paid on that maturity date.

These bonds are backed up by collateral in the form of real estate properties. However, the Group management has provided USD 397 thousand to cover any potential impairment in the value of the collateral held against said investment by discounting the expected future cash flows generated from the underlying bond collaterals which mainly represent rental income.

**	In 2020, the Group has sold part of its holdings in a quoted equity at fair value through OCI to take advantage of the increase in the market value of the investee. The quoted equities were purchased in 2011 and held as a long-term investment. Upon disposal, the fair value of the sold shares was USD 3,859 thousand and the cumulative fair value change of USD 2,341 thousand remained in the fair value reserve.

***	The Group has two unquoted equity investments under level 3 designated at fair value through OCI valued at USD 6,427 thousand (31 December 2020: USD 6,314 thousand) and USD 356 thousand (31 December 2020: USD 434 thousand).

As at 30 June 2021 and 31 December 2020, the Group has measured the fair value of the unquoted investment valued at USD 6,427 thousand (31 December 2020: USD 6,314 thousand) by adopting a market valuation approach namely ‘multiples-based valuation’ whereby earnings-based multiples of comparable companies were considered for the valuation.

As at 30 June 2021, the Group has measured the fair value of the unquoted investment valued at USD 434 thousand (31 December 2020: USD 434 thousand), by adopting a market valuation approach namely ‘multiples-based valuation’ whereby earnings-based multiples of comparable companies were considered for the valuation. For the year ended 31 December 2020, the Group has measured the fair value of the unquoted investment by considering an official sale offer received subsequent to year-end, which did not materialize in 2021.

There are no active markets for these investments.

The table below shows the sensitivity of the fair value of Level 3 financial assets as at 30 June 2021 and 30 June 2020:

	%	Positive impact	Negative impact	Valuation variables
		USD ’000	USD ’000
30 June 2021	+/-10	676	(676)	Market multiples applied to a range of financial performance measures****
30 June 2020	+/-10	572	(572)	Market multiples applied to a range of financial performance measures****

****	As at 30 June 2021, the fair value measurement of the unquoted equity investment valued at USD 6,427 thousand (30 June 2020: USD 6,504 thousand) was based on a combination of valuation multiples, with greater weight given to price to book value multiple. This has implied an equity value range of USD 5,778 thousand to USD 7,076 thousand (30 June 2020: USD 6,011 thousand to USD 6,997 thousand).